Note 20 - Shareholders' Capital	12 Months Ended
Mar. 31, 2020
Statement Line Items [Line Items]
Disclosure of issued capital [text block]
20.	SHAREHOLDERS’ CAPITAL

Just Energy is authorized to issue an unlimited number of common shares and
50,000,000
preference shares issuable in series, both with
no
par value. Shares outstanding have
no
preferences, rights or restrictions attached to them.

(a)	Details of issued and outstanding shareholders’ capital are as follows:

	Year ended		Year ended
	March 31, 2020		March 31, 2019
	Shares	Amount	Shares	Amount
Common shares:

Issued and outstanding
Balance, beginning of year	149,595,952	$1,088,538	148,394,152	$1,079,055
Share-based awards exercised	2,018,286	11,326	1,201,800	9,483
Balance, end of year	151,614,238	$1,099,864	149,595,952	$1,088,538

Preferred shares:

Issued and outstanding
Balance, beginning of year	4,662,165	$146,965	4,323,300	$136,771
Shares issued for cash	-	-	338,865	10,447
Preferred shares issuance cost	-	-	-	(253)
Balance, end of year	4,662,165	$146,965	4,662,165	$146,965

Shareholders' capital		$1,246,829		$1,235,503

Just Energy defines capital as shareholders’ equity (excluding accumulated other comprehensive income) and long-term debt. Just Energy’s objectives when managing capital are to maintain flexibility by:

(i)	Enabling it to operate efficiently;

(ii)	Providing liquidity and access to capital for growth opportunities; and

(iii)	Providing returns and generating predictable cash flows for dividend payments to shareholders.

Just Energy manages the capital structure and adjusts to it in light of changes in economic conditions and the risk characteristics of the underlying assets. The Board of Directors does not
establish quantitative return on capital criteria for management, but rather promotes year-over-year sustainable and profitable growth. Just Energy is not
subject to any externally imposed capital requirements other than financial covenants in its long-term debts, and as at
March 31, 2020
and
2019,
all of these covenants have been met.

As described within Note
3
of these consolidated financial statements, the Company has presented a Recapitalization plan which, if implemented, will impact the outstanding common and preferred shares issued and outstanding.

(b)	Dividends and distributions

In the
second
quarter of fiscal
2020,
the Company made the decision to suspend its dividend on common shares. For the year ended
March 31, 2020,
dividends of
$0.125
(
2019
-
$0.50
) per common share were declared by Just Energy. These dividends amounted to
$18,724
(
2019
-
$74,557
) and were approved by the Board of Directors and were paid out during the year.

As a result of dividend suspension, distributions related to the dividends also ceased. Distributions in fiscal
2020
amounted to
$849
(
2019
-
$1,284
) which was paid in accordance with the terms of the Canadian and U.S. Plans during the year.

For the year ended
March 31, 2020,
dividends of
US$1.0625
(
2019
-
$2.125
) per preferred share were declared by Just Energy. These dividends amounted to
$6,622
(
2019
-
$12,189
) and were approved by the Board of Directors and were paid out during the year.

In connection with amendments to the credit facility and
8.75%
loan agreement announced on
December 2, 2019,
the agreements governing both facilities have been changed to restrict the declaration and payment of dividends until the Company’s senior debt to EBITDA ratio is no
more than
1.50:1
for
two
consecutive fiscal quarters. Accordingly, as at
December 2, 2019,
the Company suspended the declaration and payment of dividends on the Series A Preferred Shares until the Company is permitted to declare and pay dividends under the agreements governing its facilities. However, dividends on the Series A Preferred Shares continue to accrue in accordance with Series A Preferred Share terms during the period in which dividends are suspended. Any dividend payment following the suspended period will be credited against the earliest accumulated but unpaid dividend.

As described within Note
3
of these consolidated financial statements, the Company has presented a Recapitalization plan which, if implemented, will impact the Series A Preferred Share dividend payments.